Stock-based compensation (Details) - Schedule of estimated grant using the Black-Scholes	3 Months Ended
Mar. 31, 2020 $ / shares
Schedule of estimated grant using the Black-Scholes [Abstract]
Dividend yield	0.00%
Expected volatility	40.00%
Risk-free interest rate	0.80%
Expected term in years	6 years 1 month 9 days
Grant date fair value of common stock (in Dollars per share)	$ 8.26